ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Corporate Reorganization of the Telecom Group (Details)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	May 23, 2017 Vote $ / shares shares	May 22, 2017	Dec. 31, 2016 $ / shares
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Nominal value (in pesos per share)	$ 1	$ 10,000			$ 10,000
Sofora
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Nominal value (in pesos per share)	$ 1
Telecom Argentina | Sofora | WAI
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Shares owned of capital stock (as a percent)				15.00%
Class A Shares | Telecom Argentina
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Number of shares to be converted | shares			161,039,447
Nominal value (in pesos per share)			$ 1
Number of vote per share | Vote			1
Class B shares | Telecom Argentina
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES
Nominal value (in pesos per share)			$ 1
Number of vote per share | Vote			1
Number of converted shares to be issued to Class B Preferred Shareholders | shares			161,039,477